Taxes - Additional Information (Detail) - SEK (kr) kr in Millions			12 Months Ended
	Jan. 01, 2021	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Tax benefit (expense)			kr 6,922	kr 4,813	kr (3,525)
Effective tax rate			79.00%	(329.10%)	9.80%
Change in income tax rate			22.00%
Expected applicable tax rate			21.40%	22.00%	22.00%
Recognized in other comprehensive income			kr 1,423	kr 285
Actuarial gains and losses related to pensions			1,229	329
Deferred tax assets			31,174	23,152	kr 21,963
Tax loss carry-forwards			33,744	39,415
Unrecognized tax loss carry forwards			5,378	4,223
Unrecognized tax loss carry forwards, tax value			1,009	773
Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets			kr 7,221	8,449
Sweden [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Expected applicable tax rate			21.40%
Sweden [member] | Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets			kr 6,026	kr 7,006
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Change in income tax rate	20.60%	21.40%